Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount
Tax Credit Carryforward Valuation Allowance
Reduction of state net operating losses
Estimated change in balance of unrecognized tax benefits, within the next twelve months
Income Tax Examination Penalties And Interest Accrued
Undistributed Earnings Of Foreign Subsidiaries	100,000,000
Allocations For Bad Debt Deductions Of Former Thrift Subsidiaries Included In Retained Earnings	$ 100,000,000	$ 100,000,000
Income Tax Examination No Longer Subject To Prior Date	2011
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward Expiration Date	Dec. 31, 2032